Note 14 - Employee Incentive Schemes - Performance Shares Unvested Activity (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Rights (in shares)	8,830,000	7,275,000
Rights exercisable shares (in shares)	0
Exercise Price Range 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 0
Rights (in shares)	525,000
Weighted average remaining life in years (Year)	0 years
Rights exercisable shares (in shares)	0
Exercise Price Range 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 0
Rights (in shares)	6,750,000
Weighted average remaining life in years (Year)	2 years
Rights exercisable shares (in shares)	0
Exercise Price Range 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 0
Rights (in shares)	750,000
Weighted average remaining life in years (Year)	2 years
Rights exercisable shares (in shares)	0
Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 0
Rights (in shares)	805,000
Weighted average remaining life in years (Year)	1 year
Rights exercisable shares (in shares)	0